Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by the new pay versus performance (“PVP”) rules adopted by the SEC in August 2022 and in effect for the first time for this Proxy Statement, the following Pay Versus Performance table (“PVP Table”) provides SEC-required information about compensation for 2022 for this Proxy Statement’s NEOs, as well as our named executive officers from our 2022 and 2021 Proxy Statements (each of 2020, 2021 and 2022, a “Covered Year”). We refer to all of the named executive officers covered in the PVP Table below, collectively, as “NEOs”. The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years.

Year (a)	Summary Compensation Table Total Compensation for CEO(1) (b)	Compensation Actually Paid to CEO ($)(2)(3) (c)	Average SCT Total Compensation for Other NEOs ($)(1) (d)	Average Compensation Actually Paid to Other NEOs ($)(2)(3) (e)	Value of Initial Fixed $100 Investment Based On		Net Income($) (h)	Operating Income ($)(6) (i)
					Cumulative TSR($) (4) (f)	Peer Group Cumulative TSR($)(5) (g)
2022	5,413,738	2,256,634	1,767,501	1,201,620	113.65	134.84	333,995,000	520,430,099
2021	3,914,701	14,118,964	1,290,442	2,556,158	176.50	185.73	266,447,000	426,491,332
2020	4,880,856	8,876,953	1,257,524	2,265,656	117.53	124.08	187,000,000	326,008,984
(1)
Karen Colonias was our principal executive officer, as our CEO, for the full year for each Covered Year. For 2022, our Other NEOs were Brian Magstadt, Michael Olosky, Roger Dankel and Kevin Swartzendruber. For 2021, our Other NEOs were Brian Magstadt, Michael Olosky, Roger Dankel, Kevin Swartzendruber and Terry Hammons. For 2020, our Other NEOs were Brian Magstadt, Roger Dankel, Kevin Swartzendruber and Terry Hammons.

(2)
For each Covered Year, in determining both the “compensation actually paid” (or “CAP”) to our CEO and the average CAP to our Other NEOs for purposes of this PVP Table, we deduced from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For CEO:
- SCT “Stock Awards” column value	$(2,936,937)	$(1,461,201)	$(2,451,381)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$ 1,753,163	$ 3,569,232	$ 2,797,893
+/- change in fair value (from prior year-end to Covered year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	$(3,678,468)	$ 5,154,604	$1,262,642
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	$ 1,705,138	$ 2,941,628	$ 2,386,943
TOTAL ADDED/(DEDUCTED):	$(3,157,104)	$10,204,263	$ 3,996,097
For Other NEOs (Average):
- SCT “Stock Awards” column value	$ (667,179)	$ (267,293)	$ (368,889)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$ 408,745	$ 657,273	$ 421,109
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	$ (552,532)	$ 563,945	$ 213,933
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	$ 245,084	$ 432,154	$ 741,980
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$ —	$ (120,364)	$ —
TOTAL ADDED/(DEDUCTED):	$ (565,882)	$ 1,265,715	$ 1,008,133
(3)	Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
(4)
For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2019 through and including the last day of the Covered Year (each one-year, two-year and three-year periods, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of those yearly percentage changes was then applied to a deemed fix investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(5)
For purposes of this pay versus performance disclosure, our peer group is the Dow Jones U.S. Building Materials & Fixtures Index (the “Peer Group”). For each Covered Year, our Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the Peer Group.

(6)
For purposes of this PVP Table, our Operating Income results were calculated substantially as described above in our Compensation Discussion and Analysis. Please see the “Compensation Discussion & Analysis” section in this Proxy Statement for a detailed description of our NEO compensation programs and more information on the calculation of Operating Income and these PVP Table results.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote [Text Block]
(1)
Karen Colonias was our principal executive officer, as our CEO, for the full year for each Covered Year. For 2022, our Other NEOs were Brian Magstadt, Michael Olosky, Roger Dankel and Kevin Swartzendruber. For 2021, our Other NEOs were Brian Magstadt, Michael Olosky, Roger Dankel, Kevin Swartzendruber and Terry Hammons. For 2020, our Other NEOs were Brian Magstadt, Roger Dankel, Kevin Swartzendruber and Terry Hammons.

Peer Group Issuers, Footnote [Text Block]
(5)
For purposes of this pay versus performance disclosure, our peer group is the Dow Jones U.S. Building Materials & Fixtures Index (the “Peer Group”). For each Covered Year, our Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the Peer Group.

PEO Total Compensation Amount	$ 5,413,738	$ 3,914,701	$ 4,880,856
PEO Actually Paid Compensation Amount	$ 2,256,634	14,118,964	8,876,953
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each Covered Year, in determining both the “compensation actually paid” (or “CAP”) to our CEO and the average CAP to our Other NEOs for purposes of this PVP Table, we deduced from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For CEO:
- SCT “Stock Awards” column value	$(2,936,937)	$(1,461,201)	$(2,451,381)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$ 1,753,163	$ 3,569,232	$ 2,797,893
+/- change in fair value (from prior year-end to Covered year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	$(3,678,468)	$ 5,154,604	$1,262,642
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	$ 1,705,138	$ 2,941,628	$ 2,386,943
TOTAL ADDED/(DEDUCTED):	$(3,157,104)	$10,204,263	$ 3,996,097
For Other NEOs (Average):
- SCT “Stock Awards” column value	$ (667,179)	$ (267,293)	$ (368,889)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$ 408,745	$ 657,273	$ 421,109
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	$ (552,532)	$ 563,945	$ 213,933
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	$ 245,084	$ 432,154	$ 741,980
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$ —	$ (120,364)	$ —
TOTAL ADDED/(DEDUCTED):	$ (565,882)	$ 1,265,715	$ 1,008,133

Non-PEO NEO Average Total Compensation Amount	$ 1,767,501	1,290,442	1,257,524
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,201,620	2,556,158	2,265,656
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
For each Covered Year, in determining both the “compensation actually paid” (or “CAP”) to our CEO and the average CAP to our Other NEOs for purposes of this PVP Table, we deduced from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For CEO:
- SCT “Stock Awards” column value	$(2,936,937)	$(1,461,201)	$(2,451,381)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$ 1,753,163	$ 3,569,232	$ 2,797,893
+/- change in fair value (from prior year-end to Covered year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	$(3,678,468)	$ 5,154,604	$1,262,642
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	$ 1,705,138	$ 2,941,628	$ 2,386,943
TOTAL ADDED/(DEDUCTED):	$(3,157,104)	$10,204,263	$ 3,996,097
For Other NEOs (Average):
- SCT “Stock Awards” column value	$ (667,179)	$ (267,293)	$ (368,889)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$ 408,745	$ 657,273	$ 421,109
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	$ (552,532)	$ 563,945	$ 213,933
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	$ 245,084	$ 432,154	$ 741,980
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$ —	$ (120,364)	$ —
TOTAL ADDED/(DEDUCTED):	$ (565,882)	$ 1,265,715	$ 1,008,133

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Total Shareholder Return Vs Peer Group [Text Block]
The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Net Income [Text Block]
The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Tabular List [Table Text Block]
 2022 Financial Performance Measures

The following list provides what we believe represent the most important financial performance measures (including Operating Income) we used to link CAP for our CEO and Other NEOs for 2022 to our performance for 2022:
The three financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our named executive officers for fiscal 2022 to our performance are (1) operating income; (2) revenue: and (3) ROIC. Please see the “Compensation Discussion & Analysis” section in this Proxy Statement for a detailed description of our NEO compensation programs.

Total Shareholder Return Amount	$ 113.65	176.5	117.53
Peer Group Total Shareholder Return Amount	134.84	185.73	124.08
Net Income (Loss)	$ 333,995,000	$ 266,447,000	$ 187,000,000
Company Selected Measure Amount	520,430,099	426,491,332	326,008,984
PEO Name	Karen Colonias
Common Stock, Par Value	$ 0.01
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	operating income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,157,104)	$ 10,204,263	$ 3,996,097
PEO [Member] | Adjustment for SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,936,937)	(1,461,201)	(2,451,381)
PEO [Member] | Adjustment for Covered Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,753,163	3,569,232	2,797,893
PEO [Member] | Adjustment for Change in Fair Value (From Prior Year-end To Covered Year-end) of Equity Awards Outstanding At Covered Year-end Granted Prior To Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,678,468)	5,154,604	1,262,642
PEO [Member] | Adjustment for Change in Fair Value (From Prior Year-end To Vesting Date in Covered Year) of Equity Awards Granted Prior To Covered Year Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,705,138	2,941,628	2,386,943
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(565,882)	1,265,715	1,008,133
Non-PEO NEO [Member] | Adjustment for SCT "Stock Awards" Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(667,179)	(267,293)	(368,889)
Non-PEO NEO [Member] | Adjustment for Covered Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	408,745	657,273	421,109
Non-PEO NEO [Member] | Adjustment for Change in Fair Value (From Prior Year-end To Covered Year-end) of Equity Awards Outstanding At Covered Year-end Granted Prior To Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(552,532)	563,945	213,933
Non-PEO NEO [Member] | Adjustment for Change in Fair Value (From Prior Year-end To Vesting Date in Covered Year) of Equity Awards Granted Prior To Covered Year Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	245,084	432,154	741,980
Non-PEO NEO [Member] | Adjustment for Prior Year-end Fair Value of Prior-year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (120,364)	$ 0